CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
CURRENT ASSETS
Cash	$ 189,030	$ 213,437
Accounts receivable (net)
Trade (Note 5)	48,913	41,705
Other (Note 6)	11,420	14,075
Prepaid expenses and other	20,664	21,974
Inventory (Note 7)	814	868
ASSETS, CURRENT, TOTAL	270,841	292,059
OTHER LONG-TERM ASSETS (Note 19)	19,262	18,652
PROPERTY AND EQUIPMENT, NET (Note 8)	11,400	10,817
RIGHT-OF-USE ASSETS (Note 13)	8,089	10,571
DEFERRED INCOME TAXES	12,777	14,962
INTANGIBLE ASSETS, NET (Note 9)	252,565	229,609
GOODWILL (Note 10)	671,802	608,761
ASSETS, TOTAL	1,246,736	1,185,431
CURRENT LIABILITIES
Accounts payable	9,837	10,566
Accrued liabilities (Note 11)	71,416	56,442
Lease obligations (Note 13)	3,604	4,029
Income taxes payable	4,449	5,616
Deferred revenue (Note 19)	66,547	56,780
LIABILITIES, CURRENT, TOTAL	155,853	133,433
LEASE OBLIGATIONS (Note 13)	5,094	7,382
DEFERRED REVENUE (Note 19)	1,746	1,920
INCOME TAXES PAYABLE	8,303	7,354
DEFERRED INCOME TAXES	37,301	35,523
LIABILITIES, TOTAL	208,297	185,612
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS' EQUITY (Note 15)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 84,788,547 at July 31, 2022 (January 31, 2022 - 84,756,210)	537,003	536,297
Additional paid-in capital	479,620	473,303
Accumulated other comprehensive income (loss)	(26,813)	(12,393)
Retained earnings	48,629	2,612
Stockholders' Equity Attributable to Parent, Ending Balance	1,038,439	999,819
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 1,246,736	$ 1,185,431